LEASES - Supplemental Cash Flow Information Related to Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 127	$ 119
Operating cash flows from finance leases	4	4
Financing cash flows from finance leases	4	4
Right-of-use operating lease assets obtained in exchange for lease obligations	67	207
Right-of-use finance lease assets obtained in exchange for lease obligations	$ 8	$ 0